EMPLOYEE BENEFIT PLANS (Tables)	3 Months Ended
Mar. 31, 2017
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Components of net periodic benefit cost for pension and postretirement benefit plans
The following tables set forth the components of net periodic benefit cost for our pension and postretirement benefit plans for our continuing operations for the periods indicated:

	Pension Benefits		Postretirement Benefits
	Three Months Ended		Three Months Ended
	March 31,		March 31,
	2017	2016	2017	2016
	(Thousands of dollars)
Components of net periodic benefit cost
Service cost	$1,722	$1,622	$165	$149
Interest cost	4,655	4,947	565	601
Expected return on plan assets	(5,336)	(5,077)	(564)	(531)
Amortization of prior service cost (credit)	—	—	(415)	(415)
Amortization of net loss	3,392	2,737	420	261
Net periodic benefit cost	$4,433	$4,229	$171	$65